Related Party Transactions - Disclosure Details Of Balance Due From To Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Luna Pool Agency Limited [Member]
Related Party Transaction [Line Items]
Other assets	$ 11,853
Total assets (liabilities)	$ 11,853		$ 0
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Accrued interest and trade payables		$ (229)	(451)
Navigator Aurora Facility, net of deferred financing costs		(61,216)	(68,052)
Other non-current payables		(3)	(3)
Total assets (liabilities)		$ (61,448)	$ (68,506)